Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Fidelity Specialized High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Specialized High Income Central Fund
Class Name	Fidelity® Specialized High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Specialized High Income Central Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Specialized High Income Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 247,911,519
Holdings Count | shares	451
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$247,911,519
Number of Holdings	451
Portfolio Turnover	19%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 0.5 A 0.2 BBB 8.3 BB 65.0 B 19.6 CCC,CC,C 1.5 Not Rated 0.4 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 0.5 A - 0.2 BBB - 8.3 BB - 65.0 B - 19.6 CCC,CC,C - 1.5 Not Rated - 0.4 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 91.4 Preferred Securities 2.3 Bank Loan Obligations 1.0 U.S. Treasury Obligations 0.5 Asset-Backed Securities 0.3 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 4.5 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 91.4 Preferred Securities - 2.3 Bank Loan Obligations - 1.0 U.S. Treasury Obligations - 0.5 Asset-Backed Securities - 0.3 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 4.5 United States 88.1 Canada 3.2 United Kingdom 2.5 Australia 1.3 Ireland 1.0 Luxembourg 0.4 Guatemala 0.4 Grand Cayman (UK Overseas Ter) 0.3 Puerto Rico 0.3 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.1 Canada - 3.2 United Kingdom - 2.5 Australia - 1.3 Ireland - 1.0 Luxembourg - 0.4 Guatemala - 0.4 Grand Cayman (UK Overseas Ter) - 0.3 Puerto Rico - 0.3 Others - 2.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) CCO Holdings LLC / CCO Holdings Capital Corp 1.9 Sirius XM Radio LLC 1.5 Royal Caribbean Cruises Ltd 1.4 Carnival Corp 1.4 OneMain Finance Corp 1.4 Iron Mountain Inc 1.4 Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 1.4 Tenet Healthcare Corp 1.4 Hilton Domestic Operating Co Inc 1.2 Vistra Operations Co LLC 1.2 14.2
Fidelity High Income Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® High Income Central Fund
Class Name	Fidelity® High Income Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® High Income Central Fund for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® High Income Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 1,466,686,000
Holdings Count | shares	549
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)
KEY FACTS
Fund Size	$1,466,686,000
Number of Holdings	549
Portfolio Turnover	27%

Holdings [Text Block]	BBB 5.4 BB 28.0 B 31.7 CCC,CC,C 20.4 Not Rated 3.8 Equities 5.0 Short-Term Investments and Net Other Assets (Liabilities) 5.7 QUALITY DIVERSIFICATION (% of Fund's net assets) BBB - 5.4 BB - 28.0 B - 31.7 CCC,CC,C - 20.4 Not Rated - 3.8 Equities - 5.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 80.8 Bank Loan Obligations 7.0 Common Stocks 2.8 Alternative Funds 2.2 Preferred Securities 1.2 Asset-Backed Securities 0.3 Short-Term Investments and Net Other Assets (Liabilities) 5.7 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 80.8 Bank Loan Obligations - 7.0 Common Stocks - 2.8 Alternative Funds - 2.2 Preferred Securities - 1.2 Asset-Backed Securities - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 5.7 United States 87.7 Canada 2.8 France 1.9 United Kingdom 1.7 Luxembourg 0.9 Netherlands 0.7 Brazil 0.6 Switzerland 0.5 Australia 0.5 Others 2.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.7 Canada - 2.8 France - 1.9 United Kingdom - 1.7 Luxembourg - 0.9 Netherlands - 0.7 Brazil - 0.6 Switzerland - 0.5 Australia - 0.5 Others - 2.7
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) EchoStar Corp 4.5 Fidelity Private Credit Company LLC 2.2 TransDigm Inc 1.7 CHS/Community Health Systems Inc 1.5 Altice France SA 1.5 Uber Technologies Inc 1.4 Pacific Gas and Electric Co 1.3 Mesquite Energy Inc 1.3 Tenet Healthcare Corp 1.2 CSC Holdings LLC 1.2 17.8